INCENTIVE PLANS - Future Expenses (Details) $ in Millions	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards	$ 562
Deferred cash awards	317
Future expense related to awards already granted	879
Future expense related to awards granted in 2017	669
Total	1,548
2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards	304
Deferred cash awards	182
Future expense related to awards already granted	486
Future expense related to awards granted in 2017	242
Total	728
2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards	177
Deferred cash awards	96
Future expense related to awards already granted	273
Future expense related to awards granted in 2017	181
Total	454
2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards	76
Deferred cash awards	36
Future expense related to awards already granted	112
Future expense related to awards granted in 2017	145
Total	257
2020 and beyond
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards	5
Deferred cash awards	3
Future expense related to awards already granted	8
Future expense related to awards granted in 2017	101
Total	$ 109